UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.) : |_| is a restatement
                                   |_| adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Asset Management, Inc.
Address: 253 Riverside Avenue
         Westport, CT 06880

13F File Number: 028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ronald H. Oliver
Title: President
Phone: 203-227-3601

Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver               Westport, Connecticut        February 7, 2006
--------------------               ---------------------        ----------------

Report Type  (Check only one):

|X| 13F Holdings Report
|_| 13F Notice
|_| 13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 91

Form 13F Information Table Value Total (x$1,000): $ 2,230,868

List of Included Managers:

      Andrew J. Knuth            Westport Asset Management, Inc.
      Edmund H. Nicklin, Jr.     Westport Asset Management, Inc.

List of Other Included Managers:
         No.      13F File Number           Name


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
                                                                                                              Voting Authority
                                                                                                              ----------------
                                   Title                Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                     of class    CUSIP    (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole    Shared      None
------------------------------     --------  ---------  --------  --------   ---  ----  -------  --------  ----    -------    ------
AAR Corp.                          COM       000361105    35098     1202392   SH        Defined                    1127292     75100
Airgas, Inc.                       COM       009363102     2407       59400   SH        Defined                      59400
Americanwest Bancorporation        COM       03058P109     2586      106779   SH        Defined                      16000     90779
Applebee's International, Inc.     COM       037899101    41649     1688243   SH        Defined                    1638243     50000
Arbitron, Inc.                     COM       03875Q108     5964      137300   SH        Defined                     137300
Arthur J. Gallagher & Company      COM       363576109    25392      859300   SH        Defined                     809300     50000
Baker Hughes, Inc.                 COM       057224107     2048       27429   SH        Defined                      27429
Baldor Electric Company            COM       057741100    10777      322475   SH        Defined                     322475
Bank of America Corp.              COM       060505104      298        5580   SH        Defined                       5580
BankUnited Financial Corp. - C     COM       06652B103    64552     2308731   SH        Defined                    2201731    107000
Banner Corporation                 COM       06652V109    18172      409825   SH        Defined                     373525     36300
Beasley Broadcast Group, Inc.      COM       074014101     4389      458653   SH        Defined                     371102     87551
Berry Petroleum Co.                COM       085789105     2797       90200   SH        Defined                      90200
Big Lots, Inc.                     COM       089302103   110009     4799701   SH        Defined                    4534164    265537
Brown & Brown, Inc.                COM       115236101    35779     1268300   SH        Defined                    1208300     60000
C&D Technologies, Inc.             COM       124661109      270       57000   SH        Defined                      57000
CACI International, Inc.           COM       127190304     9294      164500   SH        Defined                     149500     15000
Cadence Financial Corp.            COM       12738A101      975       45000   SH        Defined                      45000
Caremark Rx, Inc.                  COM       141705103    10222      178987   SH        Defined                     178987
Ceridian Corp.                     COM       156779100    18873      674500   SH        Defined                     674500
Charles River Laboratories Int     COM       159864107    14515      335616   SH        Defined                     335616
Checkpoint Systems, Inc.           COM       162825103    61083     3023918   SH        Defined                    2812618    211300
Chittenden Corp.                   COM       170228100    12276      400000   SH        Defined                     400000
Columbia Banking System, Inc.      COM       197236102     6593      187730   SH        Defined                     187730
Comstock Resources, Inc.           COM       205768203    38685     1245479   SH        Defined                    1245479
Con-way Inc.                       COM       205944101     4915      111600   SH        Defined                      86600     25000
ConocoPhillips                     COM       20825C104     7195      100000   SH        Defined                     100000
Constellation Brands, Inc. - C     COM       21036P108    10382      357749   SH        Defined                     357749
Cox Radio, Inc. - Class A          COM       224051102    18326     1124300   SH        Defined                    1124300
Darden Restaurants, Inc.           COM       237194105     5945      148000   SH        Defined                     148000
DeVry, Inc.                        COM       251893103   101091     3610400   SH        Defined                    3390400    220000
Del Monte Foods Company            COM       24522P103     2228      202000   SH        Defined                     202000
Delta & Pine Land Company          COM       247357106    10165      251300   SH        Defined                     251300
Devon Energy Corp.                 COM       25179M103    21783      324726   SH        Defined                     309242     15484
Downey Financial Corp.             COM       261018105    61563      848208   SH        Defined                     801851     46357
EGL, Inc.                          COM       268484102    38042     1277418   SH        Defined                    1168618    108800
EMS Technologies, Inc.             COM       26873N108     9888      493654   SH        Defined                     493654
Fairchild Semiconductor Corp.      COM       303726103    11411      678800   SH        Defined                     678800
Florida East Coast Industries,     COM       340632108    12397      208006   SH        Defined                     208006
Gaylord Entertainment Company      COM       367905106    14355      281865   SH        Defined                     281865
General Communication, Inc. -      COM       369385109    32347     2056378   SH        Defined                    1962278     94100
Helmerich & Payne, Inc.            COM       423452101     4405      180000   SH        Defined                     180000
Hilb, Rogal & Hobbs Company        COM       431294107    78605     1866219   SH        Defined                    1732419    133800
Houston Exploration Company        COM       442120101    20805      401800   SH        Defined                     401800
IMS Health, Inc.                   COM       449934108    22536      820081   SH        Defined                     820081
ITT Educational Services, Inc.     COM       45068B109   112802     1699590   SH        Defined                    1638490     61100
Jack Henry & Associates, Inc.      COM       426281101     8560      400000   SH        Defined                     400000
KBR, Inc.                          COM       48242W106    17443      666800   SH        Defined                     629800     37000
Kinetic Concepts, Inc.             COM       49460W208    19387      490190   SH        Defined                     490190
Lincare Holdings, Inc.             COM       532791100    12163      305300   SH        Defined                     285300     20000
Lydall, Inc.                       COM       550819106     5293      489600   SH        Defined                     489600
Map Info Corp.                     COM       565105103      973       74548   SH        Defined                      34548     40000
Nat.West.Life Ins.                 COM       638522102    39579      171976   SH        Defined                     171976
North Valley Bancorp               COM       66304M105     1281       69300   SH        Defined                                69300
Orient Express Hotels Ltd. - C     COM       G67743107    49998     1056600   SH        Defined                    1035400     21200
Owens & Minor, Inc.                COM       690732102    40848     1306300   SH        Defined                    1167700    138600
Parametric Technology Corp.        COM       699173209    24333     1350310   SH        Defined                    1350310
People's Bank                      COM       710198102    31163      698407   SH        Defined                     566407    132000
Perkin Elmer, Inc.                 COM       714046109     1985       89300   SH        Defined                      89300
Perot Systems Corp. - Class A      COM       714265105    18357     1120014   SH        Defined                    1070014     50000
Pogo Producing Company             COM       730448107    61122     1261800   SH        Defined                    1241800     20000
Precision Castparts Corp.          COM       740189105    12540      160200   SH        Defined                     160200
Preferred Bank, Los Angeles        COM       740367107     2577       42890   SH        Defined                      42890
Pres.Realty B                      COM       741004204      603       86200   SH        Defined                      86200
Prosperity Bancshares, Inc.        COM       743606105    20255      586935   SH        Defined                     540748     46187
Rogers Corp.                       COM       775133101    63208     1068601   SH        Defined                     960601    108000
Ross Stores, Inc.                  COM       778296103    40864     1394666   SH        Defined                    1354666     40000
Ruby Tuesday, Inc.                 COM       781182100    68694     2503433   SH        Defined                    2349700    153733
Saks, Inc.                         COM       79377w108    39239     2201950   SH        Defined                    2001950    200000
Sequa Corp. A                      COM       817320104    20138      175020   SH        Defined                     167520      7500
Sequa Corp. B                      COM       817320203     4401       38300   SH        Defined                      38300
Southwestern Energy Company        COM       845467109    15454      440900   SH        Defined                     440900
St. Joe Company (The)              COM       790148100    10028      187200   SH        Defined                     187200
Sterling Financial Corp.           COM       859319105    20661      611105   SH        Defined                     611105
Stone Energy Corp.                 COM       861642106    12935      365907   SH        Defined                     341907     24000
SunTrust Banks, Inc.               COM       867914103      953       11285   SH        Defined                      11285
Synopsys, Inc.                     COM       871607107    29574     1106392   SH        Defined                    1106392
TJX Companies                      COM       872540109    15734      551700   SH        Defined                     471700     80000
Texas Instruments, Inc.            COM       882508104      380       13184   SH        Defined                      13184
The South Financial Group, Inc     COM       837841105    54031     2032006   SH        Defined                    1943006     89000
Thermo Fisher Scientific Inc.      COM       883556102    11250      248400   SH        Defined                     210000     38400
Timberland Bancorp.                COM       887098101     2368       63800   SH        Defined                      63800
Triad Hospitals, Inc.              COM       89579K109    51666     1235153   SH        Defined                    1164727     70426
United Rentals, Inc.               COM       911363109    20240      795900   SH        Defined                     745700     50200
Universal Health Services, Inc     COM       913903100    71269     1285748   SH        Defined                    1197348     88400
Vishay Intertechnology, Inc.       COM       928298108    14738     1088500   SH        Defined                    1038500     50000
W-H Energy Services, Inc.          COM       92925E108     8380      172100   SH        Defined                     172100
Wachovia Corp.                     COM       929903102      286        5028   SH        Defined                       5028
Webster Financial Corp.            COM       947890109     6737      138288   SH        Defined                     138288
Young Broadcasting, Inc.           COM       987434107     2829     1003100   SH        Defined                    1003100
iShares Russell 2000 Index Fun     COM       464287655   140462     1800103   SH        Defined                    1800103
REPORT SUMMARY                          91 DATA RECORDS 2230868